DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2016
Notes Payable [Abstract]
Schedule of Maturities of Debentures
		As of December 31, 2016
	Interest rate	2017	2018	2019	2020	2021	2022 and on	Total
Debentures Series D	8%	$5,977	$--	$--	$--	$--	$--	$5,977
Debentures Series F	7.8%	238	--	--	--	--	--	238
Debentures Series G	2.79%	--	--	--	34,776	34,776	52,165	121,717
Jazz’s Notes (as defined in E below)	8%	--	58,307	--	--	--	--	58,307
Total outstanding principal amounts of debentures		$6,215	$58,307	$--	$34,776	$34,776	$52,165	$186,239
Accretion of carrying amount to principal amount								(17,043)
Carrying amount								$169,196

		As of December 31, 2015
	Interest rate	2016	2017	2018	Total
Debentures Series D	8%	$5,906	$--	$--	$5,906
Debentures Series F	7.8%	851	--	--	851
Jazz’s Notes (as defined in E below)	8%	--	--	58,307	58,307
Total outstanding principal amounts of debentures		$6,757	$--	$58,307	$65,064
Accretion of carrying amount to principal amount					(13,005)
Carrying amount					$52,059